Share-Based Compensation	3 Months Ended
Mar. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
Share-Based Compensation

The Company currently has two equity incentive plans (the “Plans”). The Plans authorize up to an aggregate of 7,435,000 shares of Company stock for awards of options to purchase shares of the Company’s common stock, stock appreciation rights, restricted stock, restricted stock units, unrestricted stock and other performance awards. The aggregate number of shares of common stock for which awards may be issued may not exceed 7,435,000 shares, subject to the authority of the Company’s Board of Directors to adjust this amount in the event of a consolidation, reorganization, stock dividend, stock split, recapitalization or similar transaction affecting the Company’s common stock. As of March 31, 2014, approximately 2,344,852 shares of Company common stock remained available for grants under the Plan.
The Company recognizes compensation expense under ASC 718-10-25 for its share-based payments based on the fair value of the awards. The Company grants stock options at exercise prices equal to the fair market value of the Company’s stock on the dates the options are granted. The options have a maximum term of ten years from the date of grant and vest primarily in equal annual installments over a range of one to five year periods following the date of grant for employee options. If a participant’s employment relationship ends, the participant’s vested awards will remain exercisable for the shorter of a period of 30 days or the period ending on the latest date on which such award could have been exercisable. The fair value of each option grant is separately estimated for each grant date. The fair value of each option is amortized into compensation expense on a straight-line basis between the grant date for the award and each vesting date. The Company has estimated the fair value of all stock option awards as of the date of the grant by applying the Black-Scholes-Merton multiple-option pricing valuation model. The application of this valuation model involves assumptions that are judgmental and highly sensitive in the determination of compensation expense.
A summary of the Company’s stock option activity for the three months ended March 31, 2014 and 2013 is shown below:

Three Months Ended March 31,	2014		2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of period	5,058,363	$8.48	2,339,601	$5.89
Granted	—	—	—	—
Forfeited	—	—	(60,678)	3.67
Exercised	(42,600)	3.67	—	—
Outstanding at end of period	5,015,763	$8.52	2,278,923	$5.95

There were no options granted during the three months ended March 31, 2014 and 2013. The Company had approximately $6,836 and $7,670 of unrecognized compensation cost related to unvested stock options as of March 31, 2014 and December 31, 2013, respectively. Compensation expense for share-based compensation was $418 and $367 for the three months ended March 31, 2014 and 2013, respectively.